Percentage of Consolidated Net Sales from Product Category (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 28, 2012		Jul. 30, 2011		Jul. 28, 2012		Jul. 30, 2011		Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Operating Statistics [Line Items ]
Depreciation and amortization	$ 100		$ 102		$ 200		$ 200		$ 403		$ 388		$ 376
Capital expenditures					126		141		380		325		192
Merchandise inventories	2,315		2,442		2,315		2,442		2,232		2,104
Assets	8,654		8,642		8,654		8,642		8,842	[1]	8,832	[1]
International
Operating Statistics [Line Items ]
Net sales percentage	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%
Depreciation and amortization									127		115		122
Capital expenditures									100		105		50
Merchandise inventories	938		963		938		963		809		721
Assets									2,782		2,592
International | Core Toy
Operating Statistics [Line Items ]
Net sales percentage	18.60%		18.70%		18.70%		18.30%		22.00%		21.30%		20.30%
International | Entertainment
Operating Statistics [Line Items ]
Net sales percentage	9.10%		9.10%		9.20%		10.00%		11.90%		13.40%		15.60%
International | Juvenile
Operating Statistics [Line Items ]
Net sales percentage	27.60%		27.70%		27.90%		28.10%		21.60%		21.70%		20.70%
International | Learning
Operating Statistics [Line Items ]
Net sales percentage	23.60%		21.90%		24.10%		22.20%		27.80%		26.90%		27.00%
International | Seasonal
Operating Statistics [Line Items ]
Net sales percentage	20.30%		21.60%		19.30%		20.40%		15.90%		15.90%		15.70%
International | Other
Operating Statistics [Line Items ]
Net sales percentage	0.80%	[2]	1.00%	[2]	0.80%	[2]	1.00%	[2]	0.80%	[3]	0.80%	[3]	0.70%	[3]
Domestic
Operating Statistics [Line Items ]
Net sales percentage	100.00%		100.00%		100.00%		100.00%		100.00%		100.00%		100.00%
Depreciation and amortization									232		232		220
Capital expenditures									241		180		121
Merchandise inventories	1,377		1,479		1,377		1,479		1,423		1,383
Assets									4,468		4,454
Domestic | Core Toy
Operating Statistics [Line Items ]
Net sales percentage	11.20%		11.00%		11.20%		10.80%		15.90%		15.40%		14.80%
Domestic | Entertainment
Operating Statistics [Line Items ]
Net sales percentage	6.40%		7.70%		7.40%		8.50%		12.80%		14.00%		15.50%
Domestic | Juvenile
Operating Statistics [Line Items ]
Net sales percentage	48.40%		48.10%		49.10%		49.40%		36.60%		36.90%		37.20%
Domestic | Learning
Operating Statistics [Line Items ]
Net sales percentage	16.40%		15.30%		15.90%		15.00%		21.40%		20.30%		19.60%
Domestic | Seasonal
Operating Statistics [Line Items ]
Net sales percentage	16.20%		16.40%		14.90%		14.80%		11.90%		12.20%		11.70%
Domestic | Other
Operating Statistics [Line Items ]
Net sales percentage	1.40%	[4]	1.50%	[4]	1.50%	[4]	1.50%	[4]	1.40%	[4]	1.20%	[4]	1.20%	[4]
Corporate and other
Operating Statistics [Line Items ]
Depreciation and amortization									44		41		34
Capital expenditures									39		40		21
Assets									$ 1,592	[5]	$ 1,786	[5]

[1]	We have adjusted our prior year presentation based on a revised allocation of certain assets to Corporate and other which resulted in an increase in Corporate and other of $212 million, a decrease in Domestic of $168 million and a decrease in International of $44 million for fiscal 2010.
[2]	Consists primarily of license fees from unaffiliated third parties and other non-product related revenues.
[3]	Consists primarily of licensing fees from unaffiliated third parties and other non-product related revenues.
[4]	Consists primarily of shipping and other non-product related revenues.
[5]	Includes cash and cash equivalents, deferred tax assets and other corporate assets.